WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

Administrator, Advisor, Institutional, and Investor Classes

Supplement dated November 18, 2005

to the Prospectuses dated April 11, 2005

Effective immediately, Sunjay Goel, CFA is a co-portfolio manager of the Enterprise Fund (the “Fund”). The resulting changes to the Prospectuses are described below.

Under the Fund description on page 28 of the Administrator Class Prospectus, page 15 of the Advisor Class Prospectus, page 19 of the Institutional Class Prospectus, and page 22 of the Investor Class Prospectus, the information for the portfolio manager is replaced with the following:

Portfolio Managers: Sunjay Goel, CFA and Thomas J. Pence, CFA

The “Portfolio Managers” section beginning on page 57 of the Administrator Class Prospectus, page 32 of the Advisor Class Prospectus, page 42 of the Institutional Class Prospectus, and page 51 of the Investor Class Prospectus, is supplemented with the following:

Sunjay Goel, CFA

Enterprise Fund since 2005

Mr. Goel joined Wells Capital Management in 2005. Prior to joining Wells Capital Management, Mr. Goel was with SCM since 2000, where he served as a research analyst for the software, Internet services, transportation, and cyclical growth sectors. Prior to joining SCM, Mr. Goel was responsible for assisting the research and portfolio management efforts for Conseco Capital Management equity portfolios. Mr. Goel earned his B.S. degree in Computer and Electrical Engineering from Purdue University and his M.B.A. degree in Finance from Indiana University, where he was selected by faculty to participate in the Investment Management Academy.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated November 18, 2005 to the Statement of Additional Information dated April 11, 2005, as previously supplemented August 19, 2005, June 30, 2005 and May 27, 2005

Enterprise Fund

Effective immediately, Sunjay Goel, CFA is a co-portfolio manager of the Enterprise Fund. As a result of this change, the “Portfolio Managers” section beginning on page 25 is supplemented with the following information as of November 18, 2005 for Sunjay Goel.

The portfolio managers listed below manage the investment activities of the Fund on a day-to-day basis as follows:

Fund	Sub-Adviser	Portfolio Managers
Enterprise Fund	Wells Capital Management	Sunjay Goel, CFA Thomas J. Pence, CFA

The tables in the Management of Other Accounts sub-section on page 26 are supplemented with the following information for Sunjay Goel.

Table 1

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management

Sunjay Goel, CFA	0	$0	0	$0	15	$5.5M

Table 2

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management

Sunjay Goel, CFA	0	$0	0	$0	0	$0

The table in the Compensation sub-section on page 27 is supplemented with the following information for Sunjay Goel.

Portfolio Manager	Benchmark
Sunjay Goel, CFA	Russell Midcap Growth Index

The table in the Beneficial Ownership in the Funds sub-section on page 29 is supplemented with the following information for Sunjay Goel.

Beneficial Equity Ownership in the Funds

Portfolio Manager	C&B Mid Cap Value Fund	Common Stock Fund	Discovery Fund	Enterprise Fund	Mid Cap Disciplined Fund	Mid Cap Growth Fund	Opportunity Fund	Small Cap Disciplined Fund	Small Cap Growth Fund	Small Cap Opportunities Fund	Small Cap Value Fund	Small/ Mid Cap Value Fund
Wells Capital Management
Sunjay Goel, CFA	—	—	—	A	—	—	—	—	—	—	—	—

The following information was contained within the August 19, 2005 supplement and is included herewith for your convenience.

All Funds

On August 16, 2005, the Board of Trustees of Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy, which can be found below, is effective immediately and replaces the policy previously disclosed in the June 30, 2005 supplement.

The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds’ Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

1.	Complete Holdings. The complete portfolio holdings for each Fund shall be made publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

2.	Top Ten Holdings. Top ten holdings information for each Fund shall be made publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis.

3.	Fund of Funds Structure. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ Web site simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.	Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the Wells Fargo Advantage FundsSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.	Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.	Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.	Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.	External Servicing Agents. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.	Rating Agencies. S&P and Moody’s receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

The following information was contained within the June 30, 2005 supplement and is included herewith for your convenience.

All Funds

Effective June 30, 2005, the following information is added to the Statement of Additional Information under “Management – Investment Adviser” beginning on page 17:

Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program’s assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund’s assets. In such an instance, Funds Management’s decision to make changes to or rebalance the program’s allocations may substantially impact the Fund’s performance.

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

All Funds, except the C&B Mid Cap Value and Small Cap Opportunities Funds

Effective May 27, 2005, under “Management”, the Wells Capital Management Material Conflicts of Interest paragraph on page 27 is deleted and replaced with the following:

Wells Capital Management. Wells Capital Management’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Small Cap Opportunities Fund

Effective May 27, 2005, the following information is added to the Statement of Additional Information under “Additional Purchase and Redemption Information” beginning on page 37:

Additional Investors Eligible to Purchase Administrator Class Shares of the Small Cap Opportunities Fund:

•	Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee that were invested in the Administrator Class of the Small Cap Opportunities Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

•	Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Small Cap Opportunities Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.